Right of Use Lease Assets (Tables)	12 Months Ended
Dec. 31, 2019
Right Of Use Lease Assets
Schedule of operating leases
December 31, 2019
Right-of-use assets	$7,507,445

Operating lease liabilities - current	$910,897
Operating lease liabilities - non-current	6,103,899
Total operating lease liabilities	$7,014,796

Schedule of weighted average remaining lease terms and discount rates
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.8
Weighted average discount rate	5.00%

Schedule of maturities of lease liabilities

2020	$1,743,951
2021	1,973,521
2022	910,829
2023	1,556,304
2024	196,931
Thereafter	1,680,741
Total lease payments	8,062,277
Less: imputed interest	(1,047,481)
Present value of lease liabilities	$7,014,796